UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SBIC Partners, L.P.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas 76102

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     William P. Hallman, Jr.
Title:    President of General Partner of General Partner
Phone:    817/338-8346

Signature, Place, and Date of Signing:

 /s/ William P. Hallman, Jr.      Fort Worth, Texas        February 11, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $227,849 (thousands)


List of Other Included Managers:
NONE


                           FORM 13F INFORMATION TABLE
                  TITLE              VALUE    SHARES SH/  PUT   INVSTMNT   OTHR     VOTING AUTHORITY
                    OF                          /          /
NAME OF ISSUER    CLASS    CUSIP    (X$1000)   PRN   PRN  CLL   DISCRETN   MGRS    SOLE   SHRD   NONE
                                               AMT
STAMPS COM INC     COM   852857101    225668  542144  SH          Sole            5421449
                                                   9
TREGA  BIOSCIENCS  COM   894699107      1055  450000  SH          Sole             450000
INC.
TRIKON                   896187101       105  261839 PRN          Sole                          2618398
TECHNOLOGIES, INC                                  8
VISTA         MED  COM   928369107      1021  163362  SH          Sole            1633625
TECHNOLOGIES INC                                   5